SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

New Bank Borrowing loans

Subsequent to 2019 year-end, the Group borrowed approximately RMB882 million in different currencies from several commercial banks. These bank loans are with one year maturity and weighted average interest rate of 3.33%, and will be used for the daily operations of the Group.

Outbreak of 2019 Novel Coronavirus ("COVID-19")

Started in late January 2020, COVID-19 was rapidly evolving in China and later globally. Reacting to the outbreak, counter-measures were put in place by the authorities which include travel restrictions. The Group made temporary closures of its offices and most employees worked remotely away from the office. The suppliers of the Group experienced low manufacturing capacity in January and February 2020, and the manufacturing facilities have still been in ramp-up to its full capacity since March 2020. Considering the future developments of the outbreak, both in China and globally, are highly uncertain and cannot be predicted at the current stage, the Group estimates a decrease in demand for smart wearable products, both in China and overseas. The decrease, may adversely affect business and financial performance of 2020 and beyond, the extent of which will depend on future developments both in China and globally, which are highly uncertain and cannot be predicted at this stage.